Schedule of net loss per share (Details) $ / shares in Units, $ in Thousands, ¥ in Millions	1 Months Ended		6 Months Ended		9 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)
Accretion of mezzanine equity to redemption value	$ 3,900	¥ 27.2		$ 5,558	$ 54,800	¥ 399.5
Net loss attributable to the Company’s ordinary shareholders			$ (5,239)	(10,042)
Redeemable Common Stock [Member]
Attribution of net loss				(2,832)
Accretion of mezzanine equity to redemption value				5,558
Net loss attributable to the Company’s ordinary shareholders				$ 2,726
Basic weighted average shares outstanding | shares				28,900,700
Diluted weighted average shares outstanding | shares				28,900,700
Basic net income (loss) per shares | $ / shares				$ 0.09
Diluted net income (loss) per shares | $ / shares				$ 0.09
Non-redeemable Common Stock [Member]
Attribution of net loss			$ (5,239)	$ (7,210)
Accretion of mezzanine equity to redemption value
Net loss attributable to the Company’s ordinary shareholders			$ (5,239)	$ (7,210)
Basic weighted average shares outstanding | shares			106,059,912	73,580,500
Diluted weighted average shares outstanding | shares			106,059,912	73,580,500
Basic net income (loss) per shares | $ / shares			$ (0.05)	$ (0.10)
Diluted net income (loss) per shares | $ / shares			$ (0.05)	$ (0.10)